Annual Fund Operating Expenses - Popular Total Return Fund	Jul. 25, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	1.13%
Acquired Fund Fees and Expenses	0.03%	[2]
Expenses (as a percentage of Assets)	1.91%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%	[1]
Other Expenses (as a percentage of Assets):	1.04%
Acquired Fund Fees and Expenses	0.03%	[2]
Expenses (as a percentage of Assets)	2.57%
Class I Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	1.08%
Acquired Fund Fees and Expenses	0.03%	[2]
Expenses (as a percentage of Assets)	1.62%

[1]	The Distribution and/or Service (12b-1) Fee has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other funds.